Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	TOP SHIPS INC.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	17,147,534
Amendment Flag	false
Entity Central Index Key	0001296484
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents
Trade accounts receivable, net of provision of $1,187 and $1,389 as of December 31, 2011 and December 31, 2010, respectively	2,671	482
Due from related parties	74
Insurance claims	4
Inventories (Note 7)		660
Advances to various creditors	152	95
Prepayments and other (Note 8)	1,551	2,183
Vessel Held for Sale (Note 4)	10,414
Total current assets	14,866	3,420
FIXED ASSETS:
Vessels, net (Notes 9 and 10)	265,019	595,736
Other fixed assets, net (Note 5)	3,161	4,748
Total fixed assets	268,180	600,484
OTHER NON CURRENT ASSETS:
Other Long Term Receivable (Note 21)	1,841	0
Deferred vessel lease payments (Note 6)		543
Restricted cash (Note 11)	11,486	17,644
Total assets	296,373	622,091
CURRENT LIABILITIES:
Current portion of debt (Note 11)	173,980	337,377
Debt related to Vessel held for sale (Note 11)	19,769
Current portion of financial instruments (Note 19)	8,467	12,938
Due to related parties	1,563	1,797
Accounts payable	8,156	4,542
Accrued liabilities	5,682	4,876
Unearned revenue	2,072	5,079
Total current liabilities	219,689	366,609
Total liabilities	219,690	366,609
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 3,420,067 and 17,147,534 shares issued and outstanding at December 31, 2010 and December 31, 2011 respectively (Note 13)	171	34
Additional paid-in capital (Note 13)	292,583	282,406
Accumulated other comprehensive income	37	37
Accumulated deficit	(216,107)	(26,995)
Total stockholders' equity	76,684	255,482
Total liabilities and stockholders' equity	$ 296,373	$ 622,091

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net of provision (in Dollars)	$ 1,389	$ 1,187
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, issued	17,147,534	3,420,067
Common stock, shares outstanding	17,147,534	3,420,067

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Revenues (Note 10)	$ 40,822	$ 39,394	$ 47,353
Other Income	872
EXPENSES:
Voyage expenses (Note 16)	7,076	1,277	1,118
Charter hire expense (Note 6)	2,380	480	10,827
Amortization of deferred gain on sale and leaseback of vessels and write-off of seller's credit (Note 6)			(7,799)
Lease termination expense (Note 6)	5,750		15,391
Vessel operating expenses (Note 16)	4,673	6,090	15,032
Dry-docking costs	19	10	4,543
Vessel depreciation (Note 9)	12,485	13,371	12,580
Management fees-third parties	439	119	338
Management fees-related parties (Note 1, 5)	3,418	1,804
General and administrative expenses	15,363	18,142	23,416
Gain on sale of vessels (Note 9)	(2,641)	(5,101)
Impairment on vessels			36,638
Operating income (loss) from continuing operations	(7,268)	3,202	(64,731)
OTHER INCOME (EXPENSES):
Interest and finance costs (Notes 11 and 17)	(12,386)	(10,601)	(8,450)
Loss on financial instruments (Note 19)	(375)	(1,772)	160
Interest income	45	34	173
Other, net	(81)	(54)	(183)
Total other expenses, net	(12,797)	(12,393)	(8,300)
Net income (loss) from continuing operations	(20,065)	(9,191)	(73,031)
Net income (loss) from discontinued operations	(169,047)	11,704	22,835
Net income (loss)	$ (189,112)	$ 2,513	$ (50,196)
From continuing operations (in Dollars per share)	$ (3.18)	$ (2.99)	$ (25.87)
From discontinuing operations (in Dollars per share)	$ (26.81)	$ 3.81	$ 8.09
From continuing operations (in Dollars per share)	$ (3.18)	$ (2.99)	$ (25.87)
From discontinuing operations (in Dollars per share)	$ (26.81)	$ 3.8	$ 8.09
Weighted average common shares outstanding, basic (in Shares)	6,304,679	3,075,278	2,823,059
Weighted average common shares outstanding, diluted (in Shares)	6,304,679	3,077,741	2,823,059

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Comprehensive Income [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
BALANCE, at Dec. 31, 2008		$ 29	$ 271,310	$ 24	$ 20,688	$ 292,051
BALANCE, (in Shares) at Dec. 31, 2008		2,990,104
Net income loss	(50,196)				(50,196)	(50,196)
Stock based compensation		2	3,465			3,467
Stock based compensation (in Shares)		112,225
Repurchase and cancellation of common stock			(732)			(732)
Repurchase and cancellation of common stock (in Shares)		(35,860)
Issuance of common stock, net		2	2,540			2,542
Issuance of common stock, net (in Shares)		223,000
Accumulated unrecognized actuarial gain loss	64			64		64
Comprehensive income loss	(50,132)
BALANCE, at Dec. 30, 2009		33	276,583	88	(29,508)	247,196
BALANCE, (in Shares) at Dec. 30, 2009		3,289,469
BALANCE, at Dec. 31, 2009
Net income loss	2,513				2,513	2,513
Stock based compensation		1	2,023			2,024
Stock based compensation (in Shares)		130,598
Equity component of convertible loans			3,800			3,800
Accumulated unrecognized actuarial gain loss	(51)			(51)		(51)
Comprehensive income loss	2,462
BALANCE, at Dec. 31, 2010		34	282,406	37	(26,995)	255,482
BALANCE, (in Shares) at Dec. 31, 2010		3,420,067				3,420,067
Net income loss	(189,112)				(189,112)	(189,112)
Stock based compensation			1,412			1,412
Stock based compensation (in Shares)		49,967
Equity component of convertible loans			2,000			2,000
Cancellation of fractional shares		0
Cancellation of fractional shares (in Shares)		(17)
Repurchase and cancellation of common stock
Repurchase and cancellation of common stock (in Shares)
Issuance of common stock, net		137	6,765			6,902
Issuance of common stock, net (in Shares)		13,677,517
Comprehensive income loss	(189,112)
BALANCE, at Dec. 31, 2011		$ 171	$ 292,583	$ 37	$ (216,107)	$ 76,684
BALANCE, (in Shares) at Dec. 31, 2011		17,147,534				17,147,534

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (189,112)	$ 2,513	$ (50,196)
Depreciation	27,156	33,864	32,466
Amortization and write off of deferred financing costs	2,234	1,946	2,539
Amortization of Debt Discount	3,965	1,464
Translation gain of foreign currency denominated loan	(294)	(159)
Stock-based compensation expense	1,412	2,024	3,467
Change in fair value of financial instruments	(2,835)	(865)	(2,635)
Amortization of deferred gain on sale and leaseback of vessels and write-off of seller's credit			(7,799)
Amortization of fair value of below market time charter			(3,911)
Loss on sale of other fixed assets	81	54	165
(Gain)/Loss on sale of vessels	62,543	(5,101)
Vessels Impairement charge	114,674		36,638
Provision for Doubtful Accounts		160	1,017
Trade accounts receivable	(2,189)	(314)	2,863
Deferred vessel lease payments	543	(543)
Insurance claims	(876)	(1,127)	(2,666)
Inventories	660	(171)	476
Advances to various creditors	(57)	308	373
Prepayments and other	632	243	2,340
Due from related Parties	(74)
Other Long Term Receivable	(1,841)
Due to related Parties	(234)	1,797
Accounts payable	2,473	663	(5,048)
Accrued liabilities	(75)	(658)	(2,474)
Unearned revenue	(3,007)	(496)	(1,039)
Net Cash provided by Operating Activities	15,779	35,602	6,576
Vessel acquisitions		511	(136,678)
Insurance claims recoveries	872	1,310	2,656
Decrease / (Increase) in restricted cash	6,158	4,600	30,331
Net proceeds from sale of vessels	118,220	19,473
Net proceeds from sale of other fixed assets	35	254	156
Acquisition of other fixed assets	(356)	(416)	(836)
Net Cash (used in) provided by Investing Activities	124,929	25,732	(104,371)
Proceeds from convertible debt	2,000	4,000
Proceeds from debt	2,782		111,670
Principal payments of debt	(27,637)	(40,674)	(44,774)
Prepayment of debt	(124,000)	(23,950)	(9,500)
Financial instrument termination payments	(364)		(5,000)
Proceeds from issuance of common stock, net of issuance costs	6,833	(27)	2,569
Repurchase and cancellation of common stock			(732)
Payment of financing costs	(616)	(842)	(2,680)
Net Cash provided by (used in) Financing Activities	(141,002)	(61,493)	51,553
Effect of exchange rate changes on cash	294	159
Net (decrease) increase in cash and cash equivalents	(294)	(159)	(46,242)
Cash and cash equivalents at beginning of year			46,242
Cash and cash equivalents at end of the period
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid net of capitalized interest	10,180	11,476	16,764
Capital leases
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES
Fair value of below market time charter
Amounts owed for capital expenditures at the end of year		$ 14	$ 52

Note 1 - Basis of Presentation and General Information:	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
 1.        Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the "Company"). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands, was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007 respectively.

Top Ships Inc. is the sole owner of all outstanding shares of the following subsidiaries with vessels in operations, vessels under lease and other active companies as of December 31, 2011. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold.

	Shipowning Companies with vessels in operations at December 31, 2011	Date of Incorporation	Country of Incorporation	Vessel
1	Jeke Shipping Company Limited ("Jeke")	July 2007	Liberia	Evian (acquired February 2008) (Note 9, 10)
2	Warhol Shipping Company Limited ("Warhol")	July 2008	Liberia	Miss Marilena (delivered February 2009) (Note 9)
3	Lichtenstein Shipping Company Limited ("Lichtenstein")	July 2008	Liberia	Lichtenstein (delivered February 2009) (Note 9)
4	Banksy Shipping Company Limited ("Banksy")	July 2008	Liberia	UACC Sila (delivered March 2009) (Note 9)
5	Indiana R Shipping Company Limited ("Indiana R")	July 2008	Liberia	UACC Shams (delivered March 2009) (Note 9)
6	Britto Shipping Company Limited ("Britto")	July 2008	Liberia	Britto (delivered May 2009) (Note 9)
7	Hongbo Shipping Company Limited ("Hongbo")	July 2008	Liberia	Hongbo (delivered August 2009) (Note 9)
	Other Companies	Date of Incorporation	Country of Incorporation	Activity
8	Top Tankers (U.K.) Limited	January 2005	England and Wales	Representative office in London
9	TOP Tanker Management Inc.	May 2004	Marshall Islands	Management Company

The Company is an international provider of worldwide seaborne crude oil and petroleum products transportation services and of drybulk transportation services, through the ownership and operation of the vessels mentioned above. As of December 31, 2011 the Company determined that our Drybulk Business should be reflected as discontinued operations (Note 4). We have included the financial results of the Drybulk Business in discontinued operations for all periods presented. In the future, we may reinvest in the drybulk sector with the acquisition of more recently built drybulk carriers with configurations better suited to employment in the current drybulk charter market, subject to market conditions, including the availability of suitable vessels to purchase.

During 2009, 2010, and 2011, three, three and five charterers individually accounted for more than 10% of the Company's revenues as follows:

Charterer	Year Ended December 31,
	2009	2010	2011
A	22%		11%
B	18%	19%
C		17%	20%
D	14%	16%	12%
E			12%
F			13%

Management of Company Vessels

As of December 31 2011, the Company had outsourced to Central Mare, a related party controlled by the family of the Company's Chief Executive Officer, all operational, technical and commercial functions relating to the chartering and operation of Company vessels, pursuant to a letter agreement concluded between Central Mare and the Company and management agreements concluded between Central Mare and the Company's vessel-owning subsidiaries on July 1, 2010.  The letter agreement was amended on January 1, 2012 resulting in a decrease in the fixed management fees (accounting and reporting fee), with all other terms remaining unchanged.

In relation to M/T Delos in 2010 the Company had outsourced technical management and crewing to TMS Tankers whereas operational monitoring of the vessel was outsourced to Central Mare, a related party, both agreements effective from October 1, 2010. In June 1, 2011 the Company transferred the full management of M/T Delos to International Ship Management, a related party (Note 5) up to the date of the vessels lease termination on October 15, 2011.

Up to July 1, 2010, TOP Tanker Management Inc. was responsible for all of the chartering, operational and technical management of the Company's fleet for a fixed monthly fee per vessel.

Top Tanker Management had been subcontracting the day to day technical management of certain vessels to unaffiliated ship management companies (collectively the "sub-managers"). The sub-managers provided day to day operational and technical services to the Company's vessels at a fixed monthly fee per vessel. The last agreement with V. Ships Management Limited was terminated on July 10, 2010 and the agreement with Interorient Maritime Enterprises Inc. was also terminated on June 30, 2010.

As of December 31, 2010 and 2011 the amount due to the sub-managers totaled $655 and $447 respectively and is included in Accounts Payable in the accompanying consolidated balance sheets.

As of December 31, 2010 and 2011 the net amount due to Central Mare was $1,797 and $1,553 respectively and is included in Due to related parties, which are separately presented in the accompanying December 31, 2011 consolidated balance sheets (Note 5). Also as of December 31, 2011 the amount due to International Ship management was $8, and is included in Due to related parties, which is separately presented in the accompanying consolidated condensed balance sheets (Note 5). Together these payables comprise of the Due to related parties line item.

Management fees paid to related parties and management fees paid to third parties are being presented separately in the accompanying consolidated statements of operations and are summarized as follows:

	December 31, 2009	December 31, 2010	December 31, 2011
Management Fees –Related Parties
Central Mare Inc (Note 5)		1,666	3,263
Titan Owning Company Ltd ("TMS Tankers") *		138
International Shipmanagement Inc			155
Total	-	1,804	3,418
Management Fees –Third Parties
ST Shipping and Transport Pte. limited		9	10
Titan Owning Company Ltd ("TMS Tankers")			384
Heidmar Inc			45
Interorient	11	11	0
V. Ships Management limited	327	99	0
Total	338	119	439

* Titan Owning Company Ltd ("TMS Tankers") was a related party in 2010, but is a related party no more as of December 31, 2011, since TMS's shareholders own less than 5% shares of the company.

Note 2 - Significant Accounting Policies:	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
2.        Significant Accounting Policies:

(a)   Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S generally accepted accounting principles ("US GAAP") and include the accounts and operating results of Top Ships Inc. and its wholly-owned subsidiaries referred to in Note 1. InterCompany balances and transactions have been eliminated in consolidation.

(b)   Use of Estimates: The preparation of consolidated financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Critical estimates mainly include impairment of vessels, vessel useful lives and residual values, provision for doubtful accounts and fair values of derivative instruments.

(c)   Foreign Currency Translation: The Company's functional currency is the U.S. Dollar because all vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in General and administrative expenses in the accompanying consolidated statements of operations.

(d)   Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(e)   Restricted Cash: The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as an overall cash position as part of a loan agreement, as restricted (Note 11).

(f)   Trade Accounts Receivable, net: The amount shown as Trade Accounts Receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts at December 31, 2010 and 2011 totaled $1,389 and 1,187, and is summarized as follows:

Provision for doubtful accounts

Balance, December 31, 2009	1,949
— Reversals / write-offs	(560)
Balance, December 31, 2010	1,389
—Additions
—Reversals / write-offs	(202)
Balance, December 31, 2011	1,187

(g)   Insurance Claims: Insurance claims, relating mainly to crew medical expenses and hull and machinery incidents are recorded upon collection or agreement with the relevant party of the collectible amount when collectability is probable.

(h)   Inventories: Inventories consist of bunkers, lubricants and consumable stores which are stated at the lower of cost or market. Cost, which consists of the purchase price, is determined by the first in, first out method.

(i)   Vessel Cost:  Vessels are stated at cost, which consists of the contract price, pre-delivery costs incurred during the construction of newbuildings, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery costs). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expense as incurred and are included in Vessel operating expenses in the accompanying consolidated statements of operations.

(j)    Impairment of Long-Lived Assets: The Company reviews its long-lived assets held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company's vessels (notes 4 and 9).

(k)   Vessel Depreciation: Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

(l)    Long Lived Assets held for sale and discontinued operations: The Company classifies vessels as being held for sale when the following criteria are met: a. Management, having the authority to approve the action, commits to a plan to sell the asset, b. The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, c. An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, d. The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale, within one year, e. The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, f. Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale (Note 4).  The results of operations of a component that either has been disposed of or is classified as held for sale, are reported in discontinued operations if both of the following conditions are met: (i) the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations of the Company as a result of the disposal transaction and (ii) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction (Note 4).

(m)  Other Fixed Assets, Net: Other fixed assets, net consists of furniture, office equipment, cars and leasehold improvements, stated at cost, which consists of the purchase / contract price less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets, while leasehold improvements are depreciated over the lease term, as presented below:

Description	Useful Life (years)
Leasehold improvements	Until the end of the lease term (April 2018)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3

In September 2010, the Company agreed to revert occupancy in certain areas of the leased office space in Maroussi, by the end of April 2011. As a result of this agreement we have made a revision in the useful life of certain leasehold improvements that would have been amortized over the life of the lease. In September 1, 2011, the agreement was amended again and a new monthly rent was renegotiated. It was also agreed to revert occupancy in a larger area of the leased office space. The revision in useful life of these assets resulted in an accelerated depreciation of $565 in 2010 and $931 in 2011 included in the statement of operations.

(n)   Accounting for Dry-Docking Costs: All dry-docking costs are accounted for under the direct expense method, under which they are expensed as incurred and are reflected separately in the accompanying consolidated statements of operations.

(o)   Sale and Leaseback Transactions: The gains on sale of vessel sale and leaseback transactions are deferred and amortized to income over the lease period.

(p)   Financing Costs: Fees incurred and paid to the lenders for obtaining new loans or refinancing existing ones are recorded as a contra to debt and such fees are amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed when a repayment or refinancing is made and charged to interest and finance costs.

(q)  Convertible Debt: The Company evaluates debt securities ("Debt") for beneficial conversion features.  A beneficial conversion feature is present when the conversion price per share is less than the market value of the common stock at the commitment date.  The intrinsic value of the feature is then measured as the difference between the conversion price and the market value multiplied by the number of shares into which the Debt is convertible and is recorded as debt discount with an offsetting amount increasing additional paid-in-capital.  The debt discount is accreted to interest expense over the term of the Debt with any unamortized discount recognized as interest expense upon conversion of the Debt. The total intrinsic value of the feature is limited to the proceeds allocated to the Debt instrument.

(r)   Pension and Retirement Benefit Obligations—Crew:  The ship-owning companies included in the consolidation employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post retirement benefits.

(s)   Staff leaving Indemnities – Administrative personnel: The Company's employees are entitled to termination payments in the event of dismissal or retirement with the amount of payment varying in relation to the employee's compensation, length of service and manner of termination (dismissed or retired). Employees who resign, or are dismissed with cause are not entitled to termination payments. The Company's liability on an actuarially determined basis, at December 31, 2010 and 2011 amounted to $32 and $64 respectively.

(s)   Accounting for Revenue and Expenses: Revenues are generated from bareboat charter, time charter, voyage charter agreements and pool arrangements. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable monthly in advance, and the customer generally assumes all risk and costs of operation during the charter term. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Profit sharing represents the excess between an agreed daily base rate and the actual rate generated by the vessel every quarter, if any, and is settled and recorded on a quarterly basis. Under a voyage charter, revenue, including demurrage and associated voyage costs, with the exception of port expenses which are recorded as incurred, are recognized on a proportionate performance method over the duration of the voyage. A voyage is deemed to commence upon the latest between the completion of discharge of the vessel's previous cargo and the charter party date of the current voyage and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by the charterer to the Company when loading or discharging time exceeded the stipulated time in the voyage charter. Vessel operating expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after December 31 of each year. Under a pool arrangement, the pool charters-in a vessel on a time charter basis but the daily charter hire is not fixed but it depends on the total return that the pool is able to achieve by operating all its vessels in the spot market.

When vessels are acquired with time charters attached and the rates on such charters are below market on the acquisition date, the Company allocates the total cost between the vessel and the fair value of below market time charter based on the relative fair values of the vessel and the liability acquired. The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management's estimates of the market time charter rate at the time of acquisition. The fair value of below market time charter is amortized over the remaining period of the time charter as an increase to revenues (Note 10).

As is common in the drybulk and tanker shipping industries, we pay commissions to ship brokers associated with arranging our charters. The commissions that we pay range from 1.25% to 9% of the total daily charter hire rate of each charter. Commissions are paid by the Company and are recognized over the related charter period and included in voyage expenses. Voyage expenses and vessel operating expenses are expensed as incurred

(t)    Stock Incentive Plan: All share-based compensation related to the grant of restricted and/or unrestricted shares provided to employees and to non-employee directors, for their services as directors, is included in General and administrative expenses in the consolidated statements of operations. The shares that do not contain any future service vesting conditions are considered vested shares and recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and recognized on a straight-line basis over the vesting period. The shares, vested and non-vested are measured at fair value, which is equal to the market value of the Company's common stock on the grant date. Compensation cost for awards with graded vesting is recognized on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

(u)   Earnings / (Loss)  per Share: Basic earnings/(loss) per share are computed by dividing net income or loss available to common stockholders' by the weighted average number of common shares deemed outstanding during the year. Diluted earnings/(loss) per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock  method weighted for the period the non-vested shares were outstanding, with the exception of the 147,244 shares, granted to the Company's CEO, which will vest in the event of change of control. Consequently, those shares are excluded from the remaining non-vested shares (Note 15).  The dilutive effect of convertible debt outstanding shall be reflected in diluted EPS by application of the if-converted method. In applying the if-converted method, conversion shall not be assumed for purposes of computing diluted EPS if the effect would be antidilutive. Basic and diluted EPS is presented for continued and discontinued operations separately

(v)    Related Parties: The Company considers as related parties the affiliates of the Company; entities for which investments are accounted for by the equity method; principal owners of the Company; its management; members of the immediate families of principal owners of the Company; and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests. An Affiliate is a party that, directly or indirectly through one or more intermediaries, controls, is controlled by, or has common control with the Company. Control is the possession, direct or indirect, of the power to direct or cause the direction of the management and policies of an enterprise through ownership, by contract and otherwise.   Immediate Family is family members whom a principal owner or a member of management might control or influence or by whom they might be controlled or influenced because of the family relationship. Management is the persons who are responsible for achieving the objectives of the Company and who have the authority to establish policies and make decisions by which those objectives are to be pursued. Management normally includes members of the board of         directors, the CEO, the CFO, Vice President and CTO in charge of principal business functions and other persons who perform similar policy making functions. Persons without formal titles may also be members of management. Principal owners are owners of record or known beneficial owners of more than 10% of the voting interests of the Company.

(w)  Derivatives and Hedging:  The Company records every derivative instrument (including certain derivative instruments embedded in other contracts) in the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized currently in earnings unless specific hedge accounting criteria are met. The Company has not applied hedge accounting for its derivative instruments during the periods presented.

The fair value of derivative liabilities was not adjusted for nonperformance risk as the Company, as one of the parties to a derivative transaction expects to be able to perform under the contractual terms of its derivative agreements, such as making cash payments at periodic net settlement dates or upon termination.

(y)   Financial instruments: Financial instruments are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments' fair value are recognized in earnings.

(aa)  Recent Accounting Pronouncements: Based on the Company's evaluation of the following accounting pronouncements, their adoption would not have a material effect on the Company's consolidated financial statements in the current year or expected to have an impact on future years.

In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" which requires comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The amendment does not change what items are reported in other comprehensive income. Additionally, in December 2011, the FASB issued ASU No. 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" which indefinitely defers the requirement in ASU No. 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. During the deferral period, the existing requirements in U.S. GAAP for the presentation of reclassification adjustments must continue to be followed. These standards are effective for interim and annual financial periods beginning after December 15, 2011 and are to be applied retrospectively, with early adoption permitted.

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements." This ASU represents the converged guidance of the FASB and the International Accounting Standards Board ("the Boards") on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term "fair value." The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments to this ASU are to be applied prospectively. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011.

(ab) Segment Reporting: The Company had determined that it operated under two reportable segments, based on the way the Company's CEO reviewed operating results, as a provider of international seaborne transportation services, carrying petroleum products and crude oil ("Tanker Fleet") and, drybulk commodities for the steel, electric utility, construction and agri-food industries ("Drybulk Fleet"). As of December 31, 2011 the Company determined that it will discontinue the drybulk segment (Note 4).

Note 3 - Going Concern:	12 Months Ended
Dec. 31, 2011
Going Concern Note
3.        Going Concern:

As of December 31, 2011, the Company was in breach of loan covenants with certain banks relating to EBITDA, overall cash position (minimum liquidity covenants), adjusted net worth, book equity and asset cover. As a result of these covenant breaches and due to cross default provisions contained in all of the Company's bank facilities, the Company was in breach of all its loan facilities and has classified all its debt and financial instruments as current. The amount of long term debt and financial instruments that have been reclassified and presented together with current liabilities amount to $193,749 and $8,467 respectively (Note 11).

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result should the Company be unable to continue as a going concern, except for the current classification of debt and financial instruments.

Our operating cash flow for 2012 is expected to decrease compared to 2011 as a result of the reduction in the size of the Company's fleet. Specifically, during the second half of 2011, the Company sold four dry bulk vessels and one product tanker and terminated the bareboat charter of M/T Delos. In addition, in the beginning of 2012 the M/V Evian (ex Voc Gallant) was redelivered from its bareboat charterers and entered the spot market at a time when charter rates were significantly lower than the rate it was earning under its previous employment.

Based on the Company's cash flow projections for 2012, cash provided by operating activities will not be sufficient to cover scheduled debt repayments as of December 31, 2011. As of the date of this report the Company is current in its debt and interest payments.

The company intends to take certain actions during 2012 in an effort to improve its liquidity.  Such actions may include the reduction of expenses; negotiations to defer part of the company's debt repayments or other expenses, such as management fees or lease termination payments, into future years or to release restricted funds; drawing down funds from existing equity lines, including under its equity line with Sovereign; equity or debt offerings; or asset sales.

Note 4 - Assets Held for Sale and discontinued operations:	12 Months Ended
Dec. 31, 2011
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
4.        Assets Held for Sale and discontinued operations:

As of December 31, 2010, the Company had a total of five dry bulk vessels (three Panamax, one Supramax and one Handymax) under time charters, three of which were scheduled to expire during 2011. During 2011 management changed its outlook for the shipping markets and decided to sell its dry bulk vessels (Note 9).

The M/V Evian met the criteria to classify as held for sale at December 31, 2011 according to guidance in ASC 360.

Consequently the company has treated the vessel as held for sale and has classified it as a short term asset measured at the lower of the carrying amount and fair value less costs to sell as determined by the Company and supported by an unrelated third party offer to buy the vessel. The related loan is also classified as short term in a separate balance sheet line from the other short term debt. Finally the Company has recognized an impairment charge of $45,110 to reduce the carrying value to the fair value less costs to sell and has reported it in net income (loss) from discontinued operations in the accompanying statements of operations.

The company has classified the Drybulk segment as discontinued operations and all revenue and expenses related to this segment accordingly, except overhead costs because  a. the operations and cash flows of the Drybulk segment will be eliminated from the ongoing operations of the Company upon the sale of MV Evian and b. the Company will not have any significant continuing involvement in the operations of the Drybulk segment after aforementioned sale. Overhead costs were not allocated to discontinued operations because such expenses are not clearly identifiable as costs of the component that is being disposed.

The following table represents the revenues, impairment charge and net income (loss) from discontinued operations:

	Year Ended
	December 31,
	2009	2010	2011
Revenues	60,626	51,481	38,901
Impairment on vessels	-	-	114,674
Net income (loss)	22,835	11,704	(169,047)

The reclassification to discontinued operations had no effect on the Company's previously reported consolidated net income.

Note 5 - Transactions with Related Parties:	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
5.        Transactions with Related Parties:

(a)   Pyramis Technical Co. S.A.: Pyramis Technical Co. S.A. is wholly owned by the father of the Company's Chief Executive Officer and has been responsible for the renovation of the Company's premises. As of December 31, 2010, the total contracted cost amounted to Euro 3,185 or $4,253 (based on the Dollar/Euro exchange rate as of December 31, 2010), out of which Euro 3,698 or $4,940 (based on the Dollar/Euro exchange rate as of December 31, 2010) was paid up to December 31, 2010 and is included in the Euro 3,789 or $5,059 (based on the Dollar/Euro exchange rate as of December31, 2010) renovation works. As of December 31, 2011, the total contracted cost amounted to Euro 3,221 or $4,168 (based on the Dollar/Euro exchange rate as of December 31, 2011), out of which Euro 3,741 or $4,840 (based on the Dollar/Euro exchange rate as of December 31, 2011) was paid up to December 31, 2011 and is included in the Euro 3,832 or $4,958 (based on the Dollar/Euro exchange rate as of December31, 2011) renovation works. The renovation works are included in "Other fixed assets, net", which are separately presented in the accompanying December 31, 2011 consolidated balance sheet and were initially depreciated over the lease period, which is 12 years. In September 2010, the Company agreed to revert occupancy in certain areas of the leased office space in Maroussi, by the end of April 2011. In September 1, 2011, the agreement was amended again and a new monthly rent was renegotiated. It was also agreed to revert occupancy in a larger area of the leased office space. As a result of these agreements we have made a revision in the useful life of certain leasehold improvements that would have been amortized over the life of the lease. The revision in useful life of these assets resulted in an accelerated depreciation of $565 for 2010 and $931 for 2011 respectively, included in the statement of operations.

(b)   Central Mare Inc. ("Central Mare") – Letter Agreement and Management Agreements: on May 12, 2010, the Company's Board of Directors agreed to outsource all of the commercial and technical management of the Company's vessels to Central Mare Inc., or Central Mare, a related party controlled by the family of the Company's Chief Executive Officer, on a timeline that was determined by its executive officers in consideration of the vessels' schedule. Since July 1, 2010 Central Mare has been performing all operational, technical and commercial functions relating to the chartering and operation of Company vessels, pursuant to a letter agreement concluded between Central Mare and Top Ships as well as management agreements concluded between Central Mare and our vessel-owning subsidiaries.

The Company pays a management fee of Euro 669.5 per day, per each vessel that is employed under a time charter or a voyage charter and a management fee of Euro 257.5 per day, per each vessel that is employed under a bareboat time charter. In addition, the management agreements provide for payment by the Company to Central Mare of: (i) a fee of Euro 103 per day per vessel for services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002; (ii) Euro 515 for superintendent visits on board vessels, per vessel, for each day, per superintendent; (iii) chartering commission of 0.75% on all existing (as of July 1, 2010) freight, hire and demurrage revenues; (iv) chartering commission of 1.25% on all new (concluded after July 1, 2010) freight, hire and demurrage revenues; (v) a commission of 1.00% on all gross sale proceeds or purchase price paid for vessels; (vi) a quarterly fee of Euro 258 for services rendered by Central Mare in connection with the Company's financial accounting services; (vii) a quarterly fee of Euro 82 for services in relation to the financial reporting requirements of the Company under Securities and Exchange Commission and NASDAQ rules and regulations; and

(x) an annual fee of Euro 10.3 per vessel, for the provision of information system related services.

Central Mare also provides commercial operations and freight collection services in exchange for a fee of Euro 92.7 per day, per vessel. Central Mare provides insurance services and obtains insurance policies for the vessels for a fee of 5.00% on the total insurance premiums, per vessel. Furthermore, if required, Central Mare will also handle and settle all claims arising out of its duties under the management agreements (other than insurance and salvage claims) in exchange for a fee of Euro 154.5 per person, per day of eight hours. Finally legal fees for claims and general corporate services incurred by Central Mare on behalf of the Company will be payable to Central Mare at cost.

The Letter Agreement was amended on January 1, 2012 to reduce management fees paid by us to Central Mare by approximately 35%. Effective retroactively from January 1, 2012, we will pay a quarterly fee of Euro 100 or $129 for the services rendered in relation to the company's maintenance of proper books and records and a quarterly fee of Euro 25 or $32 for services in relation to the financial reporting requirements of the company under Commission and NASDAQ rules and regulations.

Pursuant to the terms of the management agreements, all fees payable to Central Mare are adjusted upwards 3% per annum. Transactions with the Manager in Euros are settled on the basis of the EUR/USD on the invoice date.

(c)   International Ship Management Inc. ("International"): on June 1, 2011, the Company decided to outsource all of the commercial and technical management of M/T Delos to International Ship Management Inc., or International, a related party controlled by the family of the Company's Chief Executive Officer, with terms similar to the ones between the company and Central Mare. The management agreement ended in October 15, 2011 when the bareboat charter of the vessel with the company was terminated. No termination fees were charged for the termination of the said agreement.

(d)   Central Mare Inc. ("Central Mare") – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare pursuant to which Central Mare furnishes the Company with its executive officers. These agreements were entered into in exchange for terminating prior agreements.

Under the terms of the agreement for the Company's Chief Executive Officer, the Company is obligated to pay annual base salary, a minimum cash bonus and stock compensation of 50,000 common shares of the Company to be issued at the end of each calendar year (see Note 14).

The initial term of the agreement expires on August 31, 2014; however the agreement shall be automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Executive Vice President and Chairman, the Company is obligated to pay annual base salary and additional incentive compensation as determined by the board of directors. The initial term of the agreement expired on August 31, 2011; however the agreement was suspended since it provides that it is automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Financial Officer, the Company is obligated to pay annual base salary and stock compensation of 20,000 common shares which were issued on December 21, 2009, of which 10,000 common shares vested on December 21, 2010 and 10,000 vested on December 21, 2012 (Note 14). The initial term of the agreement expires on August 31, 2012, however the agreement shall be automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Technical Officer, the Company is obligated to pay annual base salary and stock compensation of 24,999 common shares which were issued on October 29, 2010 and which vested ratably over a period of 15 months ended in December 2011(Note 14). The initial term of the agreement expired on August 31, 2011, however the agreement is automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term. In the event of a change of control the Chief Technical Officer is entitled to receive a cash payment equal to three years' annual base salary. In addition, our Chief Technical Officer is subject to non-competition and non-solicitation undertakings.

On March 1, 2011, the Company entered into an agreement with Central Mare pursuant to which, Central Mare furnishes certain employees to the Company, including Corporate Development Officer and Internal Auditor as well as certain administrative employees. Under the terms of this agreement the Company is obligated to pay an annual base salary.

As of December 31, 2011 the net amount due to Central Mare was $1,553 and is included in Due to related parties, which are separately presented in the accompanying December 31, 2011 consolidated balance sheets. The amount concerns $1,005 related to executive officers and other personnel expenses, $741 related to commissions on charter hire agreements and $11 related to

As of December 31, 2011 the net amount due to Central Mare was $1,553 and is included in Due to related parties, which are separately presented in the accompanying December 31, 2011 consolidated balance sheets. The amount concerns $1,005 related to executive officers and other personnel expenses, $741 related to commissions on charter hire agreements and $11 related to superintendent fees and is partially offset by $204 that relates to prepaid management fees. Also as of December 31, 2011 the amount due to International Ship management was $8, and is included in Due to related parties, which is separately presented in the accompanying consolidated condensed balance sheets (Note 5).

The fees charged by Central Mare for the year ended December 31, 2011 are as follows (figures include continuing and discontinued operations):

Management Fees	5,575	Management fees related party - Statement of Operations
Executive officers and other personnel expenses	5,405	General and administrative expenses - Statement of Operations
Superintendent Fees	184	Vessel operating expenses - Statement of Operations
	39	Dry-docking costs - Statement of Operations
Commission for sale of vessels	1,216	Gain on sale of vessels - Statement of Operations
Commission on charter hire agreements	672	Voyage expenses - Statement of Operations
Total	13,901

(e)   Sovereign Equity Line Transaction: On August 24, 2011, the Company entered into a Common Stock Purchase Agreement with Sovereign Holdings Inc. ("Sovereign"), which is controlled by the Company's Chief Executive Officer and President.  In this transaction, commonly known as an equity line, Sovereign committed to purchase up to $10,000 of the Company's common shares, to be drawn from time to time at the Company's request in multiples of $500 over the following 12 months ("the Sovereign Equity Line Transaction"). Shares purchased under the Common Stock Purchase Agreement are priced at the greater of (i) $0.45 per share and (ii) a per share price of 35% of the volume weighted average price of our common stock for the previous 12 trading days.  Also on August 24, 2011, the Company entered into a registration rights agreement with Sovereign, pursuant to which Sovereign has been granted certain demand registration rights with respect to the shares issued to Sovereign under the Common Stock Purchase Agreement.  In addition, on August 24, 2011, the Company entered into a lock-up agreement with Sovereign, pursuant to which Sovereign agreed not to sell shares acquired pursuant to the Common Stock Purchase Agreement for a period starting 12 months from each acquisition of such shares.

The Sovereign Equity Line Transaction was entered into to meet urgent short-term liquidity needs, especially the Company's debt service obligations. The discount at which the shares are sold under the equity line was evaluated in the context of the Company's urgent liquidity needs, the lack of alternatives available to the Company to raise capital due to unfavorable market conditions, the flexibility provided by the Sovereign transaction and the 12 month lock-up agreement that accompanied the transaction that made the shares illiquid for Sovereign.

The Board established a special committee composed of independent directors (the "Special Committee") to consider the Sovereign Equity Line Transaction and make a recommendation to the Board.  In the course of its deliberations, the Special Committee hired an independent investment bank which had never previously done any work for the Company or for Sovereign and obtained a fairness opinion from that investment bank.  On August 24, 2011, the Special

Committee determined that the Sovereign Equity Line Transaction was fair to and in the Company's best interest and the best interests of its shareholders.  Upon the recommendation of the Special Committee, the Board approved the Sovereign Equity Line Transaction on August 24, 2011 and the Company entered into the Agreement on that date.

The Company drew down $2,000 under the Common Stock Purchase Agreement at a price of $0.7793 per share on September 1, 2011, and on October 19, 2011, the Company drew down $5,000 at a price of $0.45 per share.

The Company has accounted for the Sovereign Equity Line Transaction as a freestanding financial instrument settled in its common stock. As such, according to guidance outlined in Accounting Standards Codification ASC 480-10, the obligation has been recognized in the balance sheet at fair value. The Company has recorded all changes in its fair value in earnings.

Financial instruments are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments' fair value are recognized in earnings.

(f)   Central Shipping Monaco SAM: On September 21, 2011, the Company entered into a lease agreement for one year for the provision of office space in Monaco, effective from October 1, 2011 with Central Shipping Monaco SAM, a related party controlled by the family of the Company's Chief Executive Officer and President. The monthly rent as of December 31, 2011 is Euro 5 or $7 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011) adjusted annually by 3% and the yearly charge for utilities is Euro 4 or $5 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011). The company prepaid Central Shipping Monaco for the rent and utilities expense of one year and this is depicted in "Due from related parties" which are separately presented in the accompanying December 31, 2011 consolidated balance sheet. The prepayment amounts to Euro 57 or 74$ (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011).

(g)   Central Mare Inc. ("Central Mare") – Credit Facility: On July 16, 2011 we entered into an unsecured credit facility with Central Mare for Euro 1,800 ($2,329 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011) to be used for general working capital purposes. We have undertaken to repay the loan within twelve months of its receipt. The loan bears interest at a rate of 0% for the first five months and 8% per annum for the following seven months.

(h)   Shipping Financial Services Inc Credit Facility: On July 1, 2011 we entered into an unsecured credit facility with Shipping Financial Services Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 350 ($ 453 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011) to be used for general working capital purposes. We have undertaken to repay the loan within twelve months of its receipt. The loan bears interest at a rate of 8% per annum.

Note 6 - Leases:	12 Months Ended
Dec. 31, 2011
Operating Leases of Lessor Disclosure [Text Block]
6.        Leases:

A. LEASE ARRANGEMENTS, UNDER WHICH THE COMPANY ACTS AS THE LESSEE

i)     Sale and Leaseback of Vessels:

The Company entered into sale and leaseback transactions in 2005 and 2006 for eighteen vessels. During 2009, the Company terminated the last five bareboat charter agreements related to these sales and leaseback transactions, which resulted to termination fees and expenses amounting to $15,391, which are included in the Lease Termination Expenses in the accompanying consolidated statements of operations. The bareboat charter agreements the Company entered into in 2005 and 2006 were accounted for as operating leases and the gain on the sale was deferred and was amortized to income over the lease period. The deferred gain was calculated by deducting from the sales price the carrying amount of the vessels, the expenses related to the sale and the unpaid sales price (which is treated as a residual value guarantee and will be recognized in income upon collection).

The amortization of the deferred gain on sale and leaseback of vessels and write-off of seller's credit of $7,799, $0 and $0 for the years ended December 31, 2009, 2010 and 2011, respectively, is separately reflected in the accompanying consolidated statements of operations.

ii)      Operating Lease M/T Delos:

On October 1, 2010, the Company entered into a bareboat charter agreement to lease vessel M/T Delos until September 30, 2015 for a variable rate per year. Additionally, the Company agreed to pay $480 together with the first hire. The bareboat charter agreement was accounted for as operating lease. Charterers had certain options by the end of the normal charter period (five years) to purchase the vessel.

During the years ended December 31, 2009, 2010 and 2011, lease payments relating to the bareboat charters of the vessel were $0, $480 and $2,380, respectively and are included in  Charter hire expense in the accompanying consolidated statements of operations. In October 15th, 2011 the Company terminated the bareboat charter agreement resulting in a termination expense of $5,750 included in "Lease Termination Expense" in the accompanying consolidated statements of operations.

iii)     Office lease:

In January 2006, Top Tanker Management entered into an agreement to lease office space in Athens, Greece, with an unrelated party. The office is located at 1, Vassilisis Sofias & Megalou Alexandrou Street, 151 24 Maroussi, Athens, Greece. The agreement is for duration of twelve years beginning May 2006 with a lessee's option for an extension of ten years. As of December 31, 2007, the monthly rent was Euro 120 or $177 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2007) adjusted annually for inflation increase plus 1%. In November 2007, the agreement was amended and the new monthly rent starting February 2008 became Euro 116 or $167 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2009) with all other terms remaining unchanged. In September 2010 the agreement was further amended and the new monthly rent starting then was renegotiated down to Euro 41 or $55 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2010) and it was agreed to revert occupancy in certain areas of the leased office space by the end of April 2011, with all other terms remaining unchanged. In September 1, 2011, the agreement was amended again and the new monthly rent was renegotiated down to Euro 8 or $10 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011). It was also agreed to revert occupancy in a larger area of the leased office space. All other terms of the lease remained unchanged. General and administrative expenses for the years ended December 31, 2009, 2010 and 2011 include $2,041, $1,653 and $531, respectively, for rent expense.

In May 2007, Top Tankers (U.K) Limited entered into a new lease agreement for office space in London. The new lease agreement is valid from June 2007 and shall continue until either party shall give to the other one calendar month written notice. The new annual lease is GBP 20 or $32 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2009), payable quarterly in advance. In September 2010, Top Tankers (U.K) Limited entered into a new lease agreement for office space in London. The new lease agreement is valid from September 2010 and shall continue until either party shall give to the other one calendar month written notice. The new annual lease is GBP 12 or $19 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2011). General and administrative expenses for the years ended December 31, 2009, 2010 and 2011 include $31, $27 and $19, respectively, for rent expense.

In November 2009, Top Ships Inc. entered into a lease agreement for office space in London. The initial agreement was signed on November 15, 2009 and it expired on November 14, 2010. The agreement was extended for another year with all terms remaining unchanged. On November 15, 2011 the agreement was extended for another year with all terms remaining unchanged. The monthly rent is GBP 26 or $40 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2011). General and administrative expenses for the year ended December 31, 2009, 2010 and 2011 include $66, $487 and $498, for rent expense.

In September 2011, Top Ships Inc. entered into a lease agreement for office space in Monaco with Central Shipping Monaco SAM, a company which is controlled by the Company's Chief Executive Officer and President. The current monthly rent is Euro 5 or $7 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011). General and administrative expenses for the year ended December 31, 2011 include $23 for rent expense.

iv)   Future minimum lease payments:

The Company's future minimum lease payments required to be made after December 31, 2011, related to the existing at December 31, 2011 leases are as follows:

Year ending December 31,	Office Lease
2012	116
2013	119
2014	121
2015	124
2016	126
2017 and thereafter	172
778

B. LEASE ARRANGEMENTS, UNDER WHICH THE COMPANY ACTS AS THE LESSOR

i)     Charter agreements:

All of the Company's time charters and bareboat charters are classified as operating leases. Revenues under operating leases are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee and collection of related revenue is reasonably assured.

As of December 31, 2011, the Company operated seven owned vessels, all operating under bareboat charters.

Future minimum time-charter receipts, based on vessels committed to non-cancellable time and bareboat charter contracts that expire in more than one year, as of December 31, 2011, are as follows:

Year ending December 31,	Time Charter receipts
2012	27,834
2013	27,758
2014	27,758
2015	27,758
2016	27,834
2017 and thereafter	53,416
192,358

On January 11, 2010, the Company announced that it had received from the bareboat charterer of the M/T Ionian Wave and the M/T Tyrrhenian Wave, a reduced charter hire rate of $10,000 per day, rather than the $14,300 per day on a bareboat basis that is set forth in the charter agreement.  Furthermore, on January 26, 2011, the Company announced that it had received from the same charterer another decrease in the charter hire rate that currently stands at $9,092 per day. The Company has been examining this unilateral reduction and intends to take all necessary steps to recover the amounts owed since the said charterer is considered to be in breach of the charter. On April 29, 2011 and May 25, 2011 the Company announced that it repossessed the M/T Ionian Wave and M/T Tyrrhenian Wave from their previous Charterer and delivered the vessels to a major Charterer under a new bareboat charter for a minimum period of seven (7) years with three successive one-year options at a daily rate of $9,000. The vessels were subsequently renamed to M/T UACC Sila and M/T UACC Shams respectively.

Note 7 - Inventories:	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
7.        Inventories:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2010	December 31, 2011
Bunkers	253	0
Lubricants	347	0
Consumable stores	60	0
	660	0

Note 8 - Prepayments and Other:	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]

8.        Prepayments and Other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2010	December 31, 2011
Prepaid expenses	295	334
Other receivables	1,888	1,217
	2,183	1,551

Note 9 - Vessels, net:	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
9.        Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2008	447,161	(32,646)	414,515
—Acquisitions	296,661		296,661
—Depreciation		(31,585)	(31,585)
—Impairment	(56,257)	19,619	(36,638)
Balance, December 31, 2009	687,565	(44,612)	642,953
—Acquisitions	(555)		(555)
—Disposals	(15,000)	714	(14,286)
—Depreciation		(32,376)	(32,376)
Balance, December 31, 2010	672,010	(76,274)	595,736
—Disposals	(213,239)	32,936	(180,303)
— Vessel held for sale	(10,414)	0	(10,414)
—Impairment	(152,250)	37,577	(114,673)
—Depreciation	0	(25,327)	(25,327)
Balance, December 31, 2011	296,107	(31,088)	265,019

During 2009, the Company took delivery of six product / chemical tankers M/T Miss Marilena, M/T Lichtenstein, M/T Ionian Wave, M/T Tyrrhenian Wave, M/T Britto, and M/T Hongbo for a total book value of $296,661.

During 2009, the Company performed the undiscounted cash flow test for all of its vessels as of December 31, 2009 and determined that the carrying amounts of these two vessels, M/T Dauntless and M/T Ioannis P were not recoverable by their undiscounted cash flows indicating impairment. The Company measured the impairment loss on the basis of vessels' fair market value determined based on a market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels. The resulting impairment charge of $36,638 for the year ended December 31, 2009 is included in Impairment on vessels, which is separately reflected in the accompanying consolidated statements of operations.

During 2010, fears of vessel oversupply and market disruptions led to high charter rate volatility in both tanker and drybulk segments and to a further decrease in vessel values. These are conditions that the Company considered to be indicators of potential impairment. The Company performed the undiscounted cash flow test as of December 31, 2010 and determined that the carrying amounts of its vessels held for use were recoverable.

In September 2010, the Company entered into an agreement to sell the vessel M/T Dauntless to an unrelated third party for a consideration of $20.1 million. The vessel was delivered to its new owners on November 5, 2010. A gain from the sale of $5,101 was recognized upon vessel's delivery.

In June 2011 the Company tested the MV Evian for impairment and assigned a high probability to sell the M/V Evian upon the expiration of its charter. This assumption significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessel's carrying value. Consequently the Company wrote the vessel down to fair value less costs to sell and recognized an impairment charge of $32,076. In December 2011 the company classified the MV Evian as held for sale (see note 4) and wrote the vessel down to fair value less costs to sell, resulting in an additional impairment charge of $13,034.

In July 2011, the Company entered into an agreement to sell the vessel M/V Astrale to an unrelated third party for a consideration of $23,000. The vessel was delivered to its new owners on July 26, 2011. The Company has recorded an impairment charge of $40,023 to write down the carrying amount of the vessel to fair market value less costs to sell.

In July 2011, the Company entered into an agreement to sell the vessel M/V Amalfi to an unrelated third party for a consideration of $18,000. The vessel was delivered to its new owners on August 31, 2011. The Company has recorded an impairment charge of $29,541 to write down the carrying amount of the vessel to fair market value less costs to sell.

In September 2011, the Company entered into an agreement to sell the vessel M/V Cyclades to an unrelated third party for a consideration of $20,510. The vessel was delivered to its new owners on November 1, 2011. A loss from the sale of $39,960 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of operations.

In November 2011, the Company entered into an agreement to sell the vessel M/T Ioannis P. to an unrelated third party for a consideration of $23,500. The vessel was delivered to its new owners on November 21, 2011. A gain from the sale of $2,641 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of operations.

In December 2011, the Company entered into an agreement to sell the vessel M/V Pepito to an unrelated third party for a consideration of $36,617. The vessel was delivered to its new owners on December 29, 2011. A loss from the sale of $25,225 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of operations.

The results of the above sold vessels during 2011 except for M/T Ioannis P, have been reported as net income (loss) from discontinued operations in the accompanying statements of operations. M/T Ioannis P sale result has been reported as Gain on sale of vessels in the accompanying statements of operations.

Note 10 - Fair Value Of Below Market Time Charter:	12 Months Ended
Dec. 31, 2011
Fair Value Of Below Market Time Charter [Text Block]
10.        Fair Value Of Below Market Time Charter:

In November and December 2007 and February 2008, the Company acquired drybulk vessels M/V Bertram, M/V Amalfi and M/V Voc Gallant, respectively, with attached time charter contracts. As a result, the purchase price of the vessels was allocated between vessel cost and the fair value of the time charter contracts, totaling in aggregate $43,259, which is reflected in Fair Value of Below Market Time Charter on the accompanying consolidated balance sheets. The liability is amortized to revenues over the remaining period of the time charter contracts on a straight-line basis. Following the sale of the M/V Bertram, on April 16, 2008, the then unamortized fair value of below market time charter of $16,140 was written-off to the loss from the sale of vessel. For the year ended December 31, 2009, 2010 and 2011 the amortization of the fair value of the time charter contracts totaled $3,911, $0 and $0 respectively and is included in net income (loss) from discontinued operations in the accompanying consolidated statement of operations.

Note 11 - Debt:	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
11.        Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Borrower / Vessel(s)	December 31,	December 31,
	2010	2011
RBS
The Company / Dauntless, Ioannis P	26,706	0
HSH
Amalfi / Amalfi	20,358	0
Jeke / Evian (ex Papillon)**	21,708	0
Warhol / Miss Marilena	35,572	32,932
Indiana / Tyrrhenian Wave	25,857	23,911
Britto / Britto	31,696	29,500
DVB
Banksy / Ionian Wave	22,659	21,110
Hongbo / Hongbo	28,354	26,306
Hongbo / Bridge Loan	5,328	4,928
Japan II / Astrale	26,090	0
ALPHA
Japan III / Cyclades	22,889	0
Lichtenstein / Lichtenstein	34,538	29,179
EMPORIKI
Japan I / Pepito	34,203	0
CENTRAL MARE INC
The Company	0	2,147
SHIPPING FINANCIAL SERVICES INC
The Company	0	396

CONVERTIBLE LOANS
LAURASIA TRADING
The Company	1,878	3,942
Debt Discount	(1,213)	(371)
SANTA LUCIA HOLDINGS
The Company	1,877	0
Debt Discount	(1,123)	0
Total	337,377	173,980
Less-current portion	(337,377)	(173,980)

Borrower / Vessel(s)	December 31,	December 31,
	2010	2011
Jeke / Evian (ex Papillon)**	0	19,769
Debt related to Vessel held for sale	0	19,769

(a) RBS:

On November 21, 2011, the Company repaid in full the outstanding loan balance of the RBS revolving credit facility of 26,165.

(b) HSH:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with HSH of $107,277, excluding unamortized financing fees of $1,164, under two facilities (bulker financing and product tanker financing), as follows:

Bulker Financing

Amalfi: Following the sale of the vessel, the $19,433 then outstanding under the loan were fully repaid in August 2011. On the same date we terminated one of the four Swaps that were related to this facility by paying $364.

Jeke: At December 31, 2011, Jeke had a loan outstanding of $19,932, maturing in February 2015, excluding unamortized financing fees of $162,which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 3.125%). The applicable interest rate as of December 31, 2011 is 3.55%.

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and the fair value of any additional security is required to be greater than or equal to a required percentage of the outstanding loan and the fair value of the outstanding swaps. The minimum required percentage is set at 130% up to November 2011 and 135% from then on until maturity, ii) market value adjusted net worth required to be greater than or equal to $250,000 and greater than 35% of total assets, and iii) EBITDA greater than 120% of fixed charges, iv) minimum liquid funds of $25,000 or $500 per group vessel which is free of any security interest (other than a permitted security interest and other than ordinary bankers' liens which have not been enforced or become capable of being enforced) v) no dividend payout in excess of 70% of net income per year and full dividend restriction in case of breach of covenant and vi) cross collateralization of the two facilities.

As of December 31, 2011, the Company was not in compliance with the asset maintenance, the EBITDA, the adjusted net worth and the minimum liquid funds covenants. The facility provides that default rate of two percent (2%) on top of the applicable rate shall apply for as long as there is an event of default. On April 1, 2011, HSH has been charging the default rate of 2% on top of margin, in respect of the covenant breaches. As of the date of this report the Company is in discussion with HSH to resolve the covenant breaches and avoid being charged the default rate.

Product Tanker Financing

Warhol: At December 31, 2011, Warhol had a loan outstanding of $33,246, maturing in February 2019, excluding unamortized financing fees of $313,which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 3.75%). The applicable interest rate as of December 31, 2011 is 4.22%.

Indiana: At December 31, 2011, Indiana had a loan outstanding of $24,279, maturing in March 2019, excluding unamortized financing fees of $368, which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 3.75%). The applicable interest rate as of December 31, 2011 is 4.32%.

Britto: At December 31, 2011, Britto had a loan outstanding of $29,821, maturing in May 2019, excluding unamortized financing fees of $321, which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 3.75%). The applicable interest rate as of December 31, 2011 is 4.23%.

The credit facility contains a provision whereby the bank may choose to use an alternative base interest rate if it believes that the LIBOR is not representative of its funding cost. During 2011, the bank used cost of funds instead of LIBOR as this appeared in REUTERS screen at the corresponding electronic pages of KLIEM (Carl Kliem GmgH).

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and vessels and of any additional security is required to be greater than or equal to a required percentage of the outstanding loan and the fair value of outstanding swaps. The minimum required percentage is set at 120% up to October 2012 and 125% from then on until maturity, ii) market value adjusted net worth required to be greater than or equal to $250,000 and greater than or equal to 35% of total assets, and iii) EBITDA required to be greater than 120% of fixed charges, iv) minimum liquid funds of $25,000 or $500 per group vessel which is free of any security interest (other than a permitted security interest and other than ordinary bankers' liens which have not been enforced or become capable of being enforced), v) no dividend payout in excess of 70% of net income per year and full dividend restriction in case of breach of covenant.

As of December 31, 2011, the Company was not in compliance with the asset maintenance, the EBITDA, the adjusted net worth and the minimum liquid funds covenants.  The facility provides that default rate of two percent (2%) on top of the applicable rate shall apply for as long as there is an event of default. On April 1, 2011, HSH has been charging the default rate of 2% on top of margin, in respect of the covenant breaches. As of the date of this report the Company is in discussion with HSH to resolve the covenant breaches and avoid being charged the default rate.

 (c)   DVB:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with DVB of $53,364, excluding unamortized financing fees of $1,020, under two facilities (bulker financing and product tanker financing).

Bulker Financing

 Japan II: Following the sale of the vessel in July 2011, the $25,126 then outstanding under the loan were fully repaid.

Product Tanker Financing

Tranche A:

Tranche A-Banksy: As of December 31, 2011, Banksy had a loan outstanding of $21,600, excluding unamortized financing fees of $490, which bears interest at LIBOR plus a margin (as of December 31, 2011the margin was 2.25%). The applicable interest rate as of December 31, 2011 is 4.23%.

Tranche A-Hongbo: As of December 31, 2011, Hongbo had a loan outstanding of $26,836, excluding unamortized financing fees of $530, which bears interest at LIBOR plus a margin (as of December 31, 2011the margin was 1.55%). The applicable interest rate as of December 31, 2011 is 3.53%.

The credit facility contains a provision whereby the bank may choose to use an alternative base interest rate if it believes that the LIBOR is not representative of its funding cost. During 2011, the bank used cost of funds instead of LIBOR as this appeared in REUTERS screen at the corresponding electronic pages of KLIEM (Carl Kliem GmgH).

Tranche B:  On July 31, 2009, the Company amended its $80,000 product tanker facility with DVB in order to take account of a bridge loan (Top Up Loan) of $12,512 used in the financing of the delivery installment of the M/T Hongbo. The bridge loan was payable in full on July 30, 2010. Furthermore, the facility included a cash sweep mechanism whereby 100% of the aggregate of any excess cash being hire earned by M/T Hongbo and M/T Ionian Wave above capital repayments in connection with the relevant loan tranches and interest expenses in connection with relevant tranches and the Top Up Loan, was applied on a quarterly basis as prepayment against the outstanding Top Up Loan, starting on September 16, 2009. During 2009, the Company has prepaid a total amount of $1,313 of the Top Up Loan in accordance with the cash sweep mechanism. In March and June 2010, the Company prepaid an additional amount of $550 and $587, respectively.

On December 1, 2010 the Company has entered into an amended agreement with DVB Bank which among other changes, reassigned the distribution of the outstanding loan facility between the two vessels that were financed and cross-collateralized this facility with the Bulker facility. In addition, the Company obtained waivers for covenant breaches until the end of the year 2010 and restructured the loan relating to the acquisition of the product tankers the M/T Ionian Wave and M/T Hongbo part of which, the Top Up Loan, was due to be repaid on July 30, 2010. Pursuant to the termsheet signed ahead of this agreement, the Company made a partial repayment of $7,710 against the Top Up Loan, out of which $3,710 was funded by cash on hand and $4,000 by two unsecured bridge loan financing facilities with unrelated third parties, Laurasia Trading and Santa Lucia Holdings.

As of December 31, 2011 the outstanding amount of the Top Up Loan, renamed to Tranche B, was $4,928, which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 2.25%). The applicable interest rate as of December 31, 2011 is 4.23%.

In connection with the July 2009 amendment of the product tanker financing, the Company issued 1,251,240 common shares to Hongbo Shipping Company Limited, a wholly owned subsidiary, who pledged these shares in favor of DVB. The Company is in the process of canceling these common shares.

The facility, as amended on December 1, 2010, contains various financial covenants, including (i) minimum required security cover whereby the fair market value of the mortgaged vessels and of any additional security is required to be greater than or equal to 115% for the first five years, up to August 2014 and 125% thereafter of the outstanding loan (excluding amounts relating to Tranche B) and the fair value of the outstanding swaps, (ii) minimum net asset value of $0 until 31 December 2010 and thereafter $225,000, calculated on an annual basis, (iii) book equity required to be greater than $180,000, (iv) minimum Free Cash of $2,500 until December 2010 and thereafter minimum cash balances of $25,000 or $500 per vessel ($250 per vessel as cash in hand may be included); and (v) EBITDAR/Interest Expense: minimum 1.00:1.00 until 31 December 2010 and 1.50:1.00 thereafter.

As of December 31, 2011, the Company was in breach the net asset value, the book equity, the minimum cash balance as well as the cross default provision of the product tanker financing as a result of covenant breaches in other credit facilities.  As of the date of this report we are in discussions with DVB in relation to covenants.

(d)ALPHA:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with ALPHA of $29,400, excluding unamortized financing fees of $221 under two facilities (bulker financing and product tanker financing).

Bulker Financing

Japan III: Following the sale of the vessel in November 2011, the $20,750 then outstanding under the loan were fully repaid.

Product Tanker Financing

Lichtenstein: At December 31, 2011, Lichtenstein had a loan outstanding of $29,400, maturing in February 2019, excluding unamortized financing fees of $221, which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 3%). The applicable interest rate as of December 31, 2011 is 3,31%.

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and any additional security is required to be greater than or equal to 130% of the outstanding loan, ii) market value adjusted net worth required to be greater than or equal to $250,000 iii) book equity (total assets less consolidated debt) required to be greater than $100,000, and iv) minimum cash balances of $25,000.

The facility, among other things, provides for the following: i) margin from of 3% up to March 31, 2010. Thereafter, the margin would be adjusted to 2.25%. As of the date of this annual report, due to covenant breaches, the margin continues being 3%, ii) cross collateralization of this facility with the bulker facility.

As of December 31, 2011, the Company was not in compliance with the asset maintenance, the adjusted net worth, the book equity and the minimum cash balance covenants. Pursuant to an amendment to the loan agreement dated October 14, 2011 the covenant breaches of asset maintenance, adjusted net worth and minimum cash balance covenants were waived until February 28, 2012 but the margin remained at 3%.As of the date of this report we are in discussions with ALPHA in relation to covenants.

(e) EMPORIKI:

Following the sale of the vessel in December 2011, the $29,525 then outstanding under the loan were fully repaid.

Other loans

Laurasia Trading Ltd Credit Facility:

On August 6, 2010, the Company entered into an unsecured bridge loan financing facility with an unrelated party for $2,000. The purpose of this loan was to refinance part of the DVB Top Up Loan which was due to be repaid on July 30, 2010.

The Company had undertaken to repay the loan by August 17, 2011 in cash or shares or in combination as demanded by the lender. Interest and fees in connection with the facility will be paid in cash by the same date. In case repayment or part repayment is made in shares, the number of shares will be calculated as the dollar amount of the liability as of the repayment date divided by $4, meaning that a full repayment by means of shares will result in a transfer of 0.5 million shares to Laurasia Trading Ltd. However the number of shares cannot exceed 15% of the Company's total number of outstanding shares due to anti-takeover provisions in the Company's Stockholders Rights Agreement, unless the board specifically agrees to allow a shareholder to exceed such limit.

Since the Company's stock price was above the debt conversion price of $4 on August 6, 2010, the conversion feature contains a beneficial share settlement option and in accordance with the Financial Accounting Standards Board's, or FASB's, Codifications topic 470-20 "Debt with Conversion and Other Options" the Company  have calculated the beneficial conversion feature to be $2,000 at the time of issuance, by multiplying the number of shares into which the debt is convertible by the difference between the conversion price and the market price of the Company's stock at the time of issuance. The Company recorded this amount as debt discount, to be amortized over the duration of the loan, with a corresponding credit to additional paid in capital. The total interest expense related to the facility in the Company's Consolidated Statement of Operations for the year ended December 31, 2010 was $833 of which $787 is non-cash amortization of the debt discount and $46 is the contractual interest at an interest rate of 6% per year. As of December 31, 2010 the unamortized debt discount was $ 1,213.

On February 15, 2011, the Company entered into an amendment of the initial facility which provides for a new repayment date, specifically, February 15, 2012, with no other change to the terms of the debt or the conversion feature.

On that same date the Company also entered into a new unsecured bridge loan facility for $2,000. The Company has undertaken to repay the loan by February 15, 2012 in cash or shares or in combination as demanded by the lender. Interest and fees in connection with the facility will be payable in cash at the same date. In case repayment or part repayment is made in shares, the number of shares will be calculated as the dollar amount of the liability as of the repayment date divided by $4. The total shareholding of Laurasia, resulting from both facilities, cannot exceed 15% of the Company's total number of outstanding shares due to anti-takeover provisions in the Company's Stockholders Rights Agreement unless the board specifically agrees to allow a shareholder to exceed such limit. The loan bears an interest of 8.0% per annum.

On January 20, 2012, the Company amended both Laurasia loans that now bear an interest of 8% and are due to be repaid on August 15, 2012, with no other change to the terms of the debt or the conversion feature.

The total interest expense related to the facility in the Company's Consolidated Statement of Operations for the year ended December 31, 2011 was $3,100 of which $2,841 is non-cash amortization of the debt discount and $259 is the contractual interest. As of December 31, 2011, the unamortized debt discount was $371.

As of December 31, 2011, the outstanding amount was $4.0 million.

Santa Lucia Holdings Ltd Credit Facility:

On August 16, 2010, the Company entered into an unsecured bridge loan financing facility with an unrelated party for $2,000. The purpose of this loan was to refinance part of the DVB Top Up Loan which was due to be repaid on July 30, 2010. In September 1, 2011 we fully repaid the $2,000 outstanding in cash. The loan granted the right to the lender to get repaid via cash or stock, In case repayment or part repayment had been made in shares, the number of shares would have been calculated as the dollar amount of the liability as of the repayment date divided by $4, meaning that a full repayment by means of shares would have resulted in a transfer of 0.5 million shares to Santa Lucia Holdings Ltd.

Since the Company's stock price was above the debt conversion price of $4 on August 16, 2010, the conversion feature contained a beneficial share settlement option  and in accordance with FASB's Codifications topic 470-20 "Debt with Conversion and Other Options" we have calculated the beneficial conversion feature to be $1,800 at the time of issuance, by multiplying the number of shares into which the debt is convertible by the difference between the conversion price and the market price of our stock at the time of issuance. The Company recorded this amount as debt discount, to be amortized over the duration of the loan, with a corresponding credit to additional paid in capital. The total interest expense related to the facility in the Company's Consolidated Statement of Operations for the year ended December 31, 2010 was $722 of which $677 is non-cash amortization of the debt discount and $45 is the contractual interest at an interest rate of 6% per year. The total interest expense related to the facility in our Consolidated Statement of Operations for the year ended December 31, 2011 was $1,203 of which $1,123 is non-cash amortization of the debt discount and $80 is the contractual interest at an interest rate of 6% per year. As of December 31, 2011 the unamortized debt discount was $0.

Shipping Financial Services Inc Credit Facility:

On July 1, 2011 the Company entered into an unsecured credit facility with Shipping Financial Services Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 350 ($ 453 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011) to be used for general working capital purposes. The Company has undertaken to repay the loan within twelve months of its receipt. The loan bears interest at a rate of 8% per annum. As of December 31, 2011, the outstanding amount was Euro 350 ($ 453 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011).

Central Mare Inc Credit Facility:

On July 16, 2011 the Company entered into an unsecured credit facility with Central Mare Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 1,800 ($ 2,329 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011)  to be used for general working capital purposes. Part of this facility was used to prepay the loan of the MV Astrale following its sale. The Company has undertaken to repay the loan within twelve months of its receipt. The loan bears interest at a rate of 0% for the first five months and 8% per annum for the following seven months. As of December 31, 2011, the outstanding amount was Euro 1,800 ($ 2,329 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011).

Loans Securities: All secured loans are secured as follows:

�     Mortgages over the Company's vessels;

�     Assignments of insurance and earnings of the mortgaged vessels;

�     Corporate guarantee of TOP Ships Inc;

�     Pledge over the earnings accounts of the vessels.

Debt Covenants:

As of December 31, 2011, the Company was in breach of loan covenants relating to EBITDA, overall cash position (minimum liquidity covenants), book equity, adjusted net worth, the asset cover with certain banks, as well cross-default covenants with all banks. As a result of these covenant breaches with all the banks, the Company has classified again all its debt and financial instruments as current.

Interest Expense: Interest expense for the years ended December 31, 2009, 2010 and 2011, amounted to $11,009, $11,241 and $10,068 respectively and is included in interest and finance costs in the accompanying consolidated statements of operations (Note 17).

Financing Costs: The additions in deferred financing costs amounted to $696 and $971 during the years ended December, 31 2010 and 2011, For 2011 this figure is mainly due to the two new bridge loans that the Company entered into in 2011, extensions to the maturity of some of the Company's bridge loans and a restructuring of the RBS facility.

The weighted average interest rates, as of December 31 2010 and 2011, excluding all swaps, were 2.83% and 4.01%, respectively.

The vessel-owning subsidiary companies with outstanding loans had restricted net assets amounting to $167,461 and $44,438 as of December 31, 2010 and 2011, respectively.

Scheduled Principal Repayments: The annual principal payments required to be made after December 31, 2011, are as follows:

Year ending December 31, 2011	Amount
Principal payments	196,823
Excluding unamortized financing fees Excluding unamortized debt discount	(2,702) (371)
193,750

Note 12 - Commitments and Contingencies:	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
12.        Commitments and Contingencies:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A minimum of up to $1 billion of the liabilities associated with the individual vessels actions, mainly for sea pollution, are covered by the Protection and Indemnity (P&I) Club insurance.

Note 13 - Common Stock and Additional Paid-In Capital:	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
13.        Common Stock and Additional Paid-In Capital:

Share Repurchase Program: During the fourth quarter of 2008, the Board of Directors authorized a share repurchase program up to $20 million for a share price of not more than $25 per share with a duration of one year.

The Company continued its repurchase program until February 3, 2009. During the first two months of 2009 the Company repurchased an amount of 35,860 shares from the open market. As a result, the Company's common stock and additional paid-in capital were reduced by $4 and $728 respectively.

All the outstanding shares that have been repurchased under this program are held initially as treasury stock and are subsequently cancelled. Consequently, the outstanding amount of 35,860 shares was cancelled effective as of February 25, 2009.

Issuance of common stock: On July 1, 2009, the Company entered into a standby equity distribution agreement (the "SEDA") with YA Global Master SPV Ltd.

Under the SEDA the Company issued an amount of 223,000 shares of common stock. As a result, the Company's common stock and additional paid-in capital were increased by $22 and $2,520, respectively as of December 31, 2009, net of issuance costs. The total net proceeds, after commissions, amounted to $2,936. During 2010 and 2011until May 2011 when the SEDA agreement was terminated, no further shares have been sold to YA Global under the SEDA.

Reverse Stock Split: On June 24, 2011, the Company effected a 1-for-10 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts in these financial statements have been adjusted to reflect this stock split. The par value of the Company's common shares remained unchanged at $0.01 per share.

Note 14 - Stock Incentive Plan:	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.        Stock Incentive Plan:

Starting on July 1, 2005 and on various grant dates (the "grant dates") thereafter, as outlined below, the Company granted shares pursuant to the Company's 2005 Stock Incentive Plan as from time to time amended ("the Plan"), which was adopted in April 2005 to provide certain key persons (the "Participants"), on whose initiatives and efforts the successful conduct of the Company's business depends, and who are responsible for the management, growth and protection of the Company's business, with incentives to: (a) enter into and remain in the service of the Company, a Company's subsidiary, or Company's joint venture, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance, and (d) enhance the long-term performance of the Company (whether directly or indirectly) through enhancing the long-term performance of a Company subsidiary or Company joint venture. The granted shares have no exercise price and constitute a bonus in nature.

In the case where restricted shares were granted, there were signed "Restricted Stock Agreements" between the Company and the Participants on the respective grant dates. Under these agreements, the Participants have the right to receive dividends and the right to vote the shares, subject to the following restrictions:

i.      Grants to Company's CEO. The Company's CEO shall not sell, assign, exchange, transfer, pledge, hypothecate or otherwise dispose of or encumber any of the shares other than to a Company, which is wholly owned by the Company's CEO. The restrictions lapse on the earlier of (i) the time specified in the relevant Restricted Stock Agreement or (ii) the termination of the Company's CEO employment with the Company for any reason. As the shares granted to the Company's CEO do not contain any future service vesting conditions, all such shares are considered vested shares on the grant date.

ii. Grants to Other Participants. The Participants (officers, independent and executive members of the Board, Company's employees and consultants) shall not sell, assign, exchange, transfer, pledge, hypothecate or otherwise dispose of or encumber any of the shares. The restrictions lapse on the time specified in the relevant Restricted Stock Agreement conditioned upon the Participant's continued employment with the Company from the date of the agreement until the date the restrictions lapse (the "vesting period").

In the event the Participant's employment with the Company terminates for any reason before the end of the vesting period, that Participant shall forfeit all rights to all Shares that have not yet vested as of such date of termination. Dividends earned during the vesting period will not be returned to the Company, even if the unvested shares are ultimately forfeited. As these Shares granted to other than the CEO Participants contain a time-based service vesting condition, such shares are considered non-vested shares on the grant date.

The following table presents grants pursuant to the Plan's issuance from 2007 onwards:

Grant Date	Number of Shares	Issued to	Vesting Period (according to the way stock based compensation is expensed)
July 11, 2007	21,333	11,333 to 6 Directors and 10,000 to 2 Officers and Employees	proportionately over a period of 4 years
January 22, 2008	19,756	2 Officers and Employees	proportionately over a period of 4 years
July 1, 2008	50,000	CEO	on the grant date
September 2, 2008	266	Officer	proportionately over a period of 6 months
September 2, 2008	266	Officer	proportionately over a period of 6 months
September 2, 2008	1,000	Employee	proportionately over a period of 3 years
September 2, 2008	37,500	Non-Executive Directors	proportionately over a period of 5 years
September 4, 2008	147,243	CEO	In the event of change of control
October 21, 2009	3,032	Officer	on the grant date
December 21, 2009	30,000	New Non-Executive Directors	proportionately over a period of 5 years
December 21, 2009	50,000	CEO	on the grant date
December 21, 2009	30,000	CFO	100,000 will vest immediately and the rest proportionately over a period of 2 years
October 29, 2010	5,882	Officer	on the grant date
October 29, 2010	24,999	Officer	15 equal monthly installments (1st vesting on the grant date)
October 29, 2010	49,999	Officer	15 equal monthly installments (1st vesting on the grant date)
December 2, 2010	50,000	CEO	on the grant date
December 1, 2011	50,000	CEO	on the grant date

All share amounts have been adjusted for the 1:3 reverse stock split effected on March 20, 2008 and the 1:10 reverse stock split effected on June 24, 2011.

A summary of the status of the Company's non-vested shares as of December 31, 2011 and movement during the year ended December 31, 2011, is presented below:

Non-vested Shares		Weighted average grant date fair value
As of January 1, 2011	261,511	$38.5
Granted	50,000	2.49
Vested	(131,217)	11.85
Forfeited	(50)	98.63
As of December 31, 2011	180,244	47.95

The compensation expense recognized in the years ended December 31, 2009, 2010 and 2011 was $3,467, $2,024 and $1,412 and is included in General and administrative expenses in the consolidated statements of operations. As of December 31, 2011, the total unrecognized compensation cost related to non-vested share awards is $430, which is expected to be recognized by December 31, 2014. The weighted average grant date fair value of shares granted, vested and forfeited for the years 2009, 2010 and 2011 was 48.5, 38.5 and 47.95 respectively.

The total fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 was $1,115, $807 and $458 respectively.

The Company estimates the future forfeitures of non-vested shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

No dividends were paid in the years ended December 31, 2009, 2010 and 2011.

Note 15 - Earnings (loss) Per Common Share:	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
15.        Earnings (loss) Per Common Share:

All shares issued (including non-vested shares issued under the Plan) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not have a contractual obligation to share in the losses. Dividends declared during the period for non-vested common stock as well as undistributed earnings allocated to non-vested stock are deducted from net income / (loss) attributable to common shareholders for the purpose of the computation of basic earnings per share in accordance with two-class method as required by relevant guidance. The denominator of the basic earnings per common share excludes any non vested shares as such are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding, with the exception of the 147,244 shares, granted to the Company's CEO, which will vest in  the event of change of control. Consequently, those shares are excluded from the remaining non-vested shares.

F-40

The components of the calculation of basic and diluted earnings per share for continued and discontinued operations for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Year Ended December 31,
	2009	2010	2011
Net (loss) income from continued operations	$(73,031)	$(9,191)	$(20,065)
Net (loss) income from discontinued operations	22,835	11,704	(169,047)
Less: Undistributed earnings allocated to non-vested shares	$-	$(177)	$-
Net (loss) income available to common shareholders	$(50,196)	$2,336	$(189,112)

Weighted average common shares outstanding, basic	2,823,059	3,075,278	6,304,679

Weighted average common shares outstanding, diluted	2,823,059	3,077,741	6,304,679

(Loss) income per common share, basic and diluted

From discontinued operations	$(25.87)	$(2.99)	$(3.18)
From continued operations	8.09	3.81	(26.81)

For the years ended December 31 2009, 2010 and 2011, 224,111, 261,511 and 180,244shares respectively, which constitute the number of non-vested shares as at the end of each year, were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the periods presented.

Note 16 - Voyage and Vessel Operating Expenses:	12 Months Ended
Dec. 31, 2011
Voyage And Vessel Operating Expenses [Text Block]
16.        Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of operations are as follows:

Voyage Expenses	Year Ended December 31,
	2009	2010	2011
Port charges	(4)	(46)	931
Bunkers	332	484	5171
Commissions	790	839	974
Total	1,118	1,277	7,076

Vessel Operating Expenses	Year Ended December 31,
	2009	2010	2011
Crew wages and related costs	7,251	3,090	2,485
Insurance	1,842	872	303
Repairs and maintenance	2,845	715	766
Spares and consumable stores	3,009	1,399	1,103
Taxes (Note 18)	85	14	16
Total	15,032	6,090	4,673

Note 17 - Interest and Finance Costs:	12 Months Ended
Dec. 31, 2011
Interest And Finance Costs [Text Block]
17.        Interest and Finance Costs:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

Interest and Finance Costs	Year Ended December 31,
	2009	2010	2011
Interest on debt (Note 11)	7,665	7,428	7,152
Less: Capitalized interest	(1,461)
Commitment fees	153
Bank charges	304	56	(96)
Amortization and write-off of financing fees	1,789	1,653	1,365
Amortization of debt discount		1,464	3,965
Total	8,450	10,601	12,386

Note 18 - Income Taxes:	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
18.        Income Taxes:

Marshall Islands, Cyprus and Liberia do not impose a tax on international shipping income. Under the laws of Marshall Islands, Cyprus and Liberia, the countries of the companies' incorporation and vessels' registration, the companies are subject to registration and tonnage taxes, which have been included in vessels' operating expenses in the accompanying consolidated statements of operations.

Pursuant to the United States Internal Revenue Code of 1986, as amended (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the Company operating the ships meets both of the following requirements, (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company's stock is owned, directly or indirectly, by individuals who are "residents" of the Company's country of organization or of another foreign country that grants an "equivalent exemption" to corporations organized in the United States (50% Ownership Test) or (ii) the Company's stock is "primarily and regularly traded on an established securities market" in its country of organization, in another country that grants an "equivalent exemption" to United States corporations, or in the United States (Publicly-Traded Test).

Under the regulations, a Company's stock will be considered to be "regularly traded" on an established securities market if (i) one or more classes of its stock representing more than 50 percent of its outstanding shares, by voting power and value, is listed on the market and is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year; and (ii) the aggregate number of shares of stock traded during the taxable year is at least 10% of the average number of shares of the stock outstanding during the taxable year.

The Marshall Islands, Cyprus and Liberia, the jurisdictions where the Company and its ship-owning subsidiaries are incorporated, grant an "equivalent exemption" to United States corporations. Therefore, the Company is exempt from United States federal income taxation with respect to U.S.-source shipping income if either the 50% Ownership Test or the Publicly-Traded Test is met. The Company believes that for periods prior to its initial public offering in July 2004, it satisfied the 50% Ownership Test. The Company also believes that for periods subsequent to its initial public offering, it satisfies the Publicly-Traded Test on the basis that more than 50% of the value of its stock is primarily and regularly traded on the Nasdaq National Market and, therefore, the Company and its subsidiaries are entitled to exemption from U.S. federal income tax, in respect of their U.S. source shipping income.

Note 19 - Financial Instruments:	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
19.        Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks and accounts receivable due from charterers. The principal financial liabilities of the Company consist of loans, accounts payable due to suppliers, interest rate swap agreements and an interest rate derivative product.

a)   Interest rate risk: The Company is subject to market risks relating to changes in interest rates because it has floating rate debt outstanding under its loan agreements on which it pays interest based on LIBOR, or cost of funds for certain banks, plus a margin. In order to manage part or whole of its exposure to changes in interest rates due to this floating rate indebtedness, the Company might enter into interest rate swap agreements.

b)    Concentration of Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable.

The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.

c)    Fair value: The carrying values of cash and cash equivalents, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The Company considers its creditworthiness when determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The estimated fair value of the Company's derivatives, seen below, approximates their carrying values.

Counterparty	SWAP Number (Nr)	Notional Amount	Period	Effective Date	Interest Rate Payable	Fair Value - Liability
		December 31, 2011				December 31, 2010**	December 31, 2011
EGNATIA	1	$10,000	7 years	July 3, 2006	4.76%	$(1,072)	$(684)
HSH NORDBANK	2	$8,832	5 years	March 27, 2008	4.60%	$(725)	$(375)
EMPORIKI	3	$20,000	7 years	March 30, 2008	10.85%	$(4,950)	$(3,863)
HSH NORDBANK	4	$11,099	7 years	July 15, 2008	5.55%	$(1,966)	$(1,951)
HSH NORDBANK	5	$12,851	4 years	June 28, 2010	4.73%	$(1,528)	$(1,502)
DVB	6	$28,477	3 years	March, 19, 2009	2.095%	$(496)	$(92)
		$91,259				$(10,737)	$(8,467)

** Our interest rate swap arrangements as of December 31, 2010 were valued at $12,938. The table above serves to compare the swap agreements that we had on December 31, 2011 with their equivalent value on December 31, 2010. The difference between the value of the swap agreements as depicted in the above table and last year's the reported number is $2,201 and is due to the fact that six of the swaps we had as of December 31, 2010 either matured or were novated or terminated during 2011.

SWAP Nr 6 expired in March 2012.

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fix the interest rates based on predetermined ranges in current LIBOR rates. As of December 31, 2011, the Company's outstanding interest rate swaps had a combined notional amount of $91,259.

The Company follows the accounting guidance for Fair Value Measurements and Disclosures. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The Company pays a fixed rate and receives a variable rate for its interest rate swaps. The variable rate is based on the LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of those derivatives determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

As of December 31, 2011, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company's consolidated financial statements.

The following table summarizes the valuation of the Company's assets measured at fair value on a non-recurring basis as of December, 31, 2011:

Items Measured at Fair Value on a Nonrecurring Basis
Fair Value Measurements
		Quoted prices	Significant other
		in active markets	observable	Unobservable
	December 31, 2011	for identical assets	inputs	Inputs	Gains/
Non – Recurring Measurements:		Level 1	Level 2	Level 3	(Losses)
Long-lived assets held for sale	$10,414		$10,414		$(45,110)

In accordance with the provisions of relevant guidance, long-lived asset held for sale with a carrying amount of  $55,524 were written down to their fair value of $10,414, resulting in an impairment charge of $45,110, which is included in net income (loss) from discontinued operations in the accompanying statements of operations..

The fair value of the impaired vessel was determined based on a market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels. As a result, the Company has classified long-lived asset held for sale as Level 2.

The impairment tests the Company conducted as of December 31, 2011, showed that there are no impairment indications, since the carrying amounts of our long-lived assets are recoverable from their undiscounted cash flows. Hence, the Company is not required to write down any long-lived assets to their fair values.

The following table summarizes the valuation of our financial instruments as of December 31, 2011:

		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$8, 467	-	$8,467	-

The Company's interest rate swaps did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps at the end of every period and reflects the resulting unrealized gain or loss during the period in "Gain / (loss) on financial instruments" in its consolidated statement of operations as well as presents the fair value at the end of each period in the balance sheet. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative losses in the consolidated statements of operations are presented below (figures include continuing and discontinued operations):

	Liability Derivatives
	December 31, 2010		December 31, 2011
Derivatives not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Current portion of financial instruments	$12,938	Current liabilities – Current portion of financial instruments	$8,467
Total Derivatives not designated as hedging instruments		$12,938		$8,467

		Amount of (Loss) or Gain Recognized in Statement of Operations

Derivative Instruments not designated as hedging instruments	Location of (Loss) or Gain recognized in Income on Derivative	December 31, 2009	December 31, 2010	December 31, 2011
Interest rate swaps	(Loss) / gain on financial instruments	$(2,635)	$(865)	$(2,835)

Total (Loss) / Gain on Derivatives		$(2,635)	$(865)	$(2,835)

The Company has treated the Sovereign transaction as a freestanding financial instrument settled in the Company's common stock according to guidance under ASC 480-10 and as such the obligation is recognized in the balance sheet at fair value with changes in its fair value recorded in earnings. However the Company hasn't recognized an obligation deriving from the Sovereign financial instrument as of December 31, 2011 since the Company is not obliged in any way to issue shares further shares or draw down the remaining $3 million under the Sovereign Transaction and has made no commitment to Sovereign to do so. Hence the instrument is not valued and hence there were no changes in its fair value to be recorded in earnings.

Note 20 - Equity line discount:	12 Months Ended
Dec. 31, 2011
Equity Line Discount [Text Block]
20.        Equity line discount:

As mentioned above the Company effected two transactions under the Sovereign contract (see note 5 "Transactions with Related Parties") in September 1, 2011 and October 19, 2011. The difference between the quoted market price at those dates and the issuance price amounting to $23,406 is recognized in equity under line item "Additional paid-in capital". Changes in the fair value of the obligation, if any, between the drawdown date and share issuance date are recognized in the P&L, but since at both transaction dates the issuance of shares was done on the same day as the drawdown, there is no fair value change in the obligation, hence no effect on the consolidated statement of operations of the Company.

Note 21 - Other Long Term Receivable	12 Months Ended
Dec. 31, 2011
Other Long Term Receivable [Text Block]
21.        Other Long Term Receivable

In September 5, 2011 we terminated the charter of M/V Cyclades in order to sell the vessel. Since the daily charter rate that we were receiving was higher then what the market was paying at the time, the charterer realized a benefit from this termination and hence agreed to pay the Company a termination fee. This termination fee amounts to $4.6 per day and will be collected over the period of the terminated charter party (up to February 2, 2014). The following table summarizes the termination fees receivable per year after 2012.

Year ending December 31,	Termination fee receipts
2013	1,688
2014	153
1,841